Income Taxes - Reconciliation of Income Taxes at Statutory Rates (Detail) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Net loss for the year	$ (113,787,802)	$ (15,615,773)
Statutory rate	27.00%	27.00%
Expected income tax recovery	$ (30,722,706)	$ (4,216,259)
Permanent differences	1,757,674	1,350,167
Impact of flow-through shares	921,877	1,114,153
Adjustment to prior years provision versus statutory tax returns	0	165,160
Impact of loss recognized in other comprehensive income	760,208
Impact of loss on convertible debt	13,400,579
Change in unrecognized deductible temporary differences and other	14,584,695	2,519,062
Deferred income tax expense	$ 702,327	$ 932,283